SIGNIFICANT ACCOUNTING POLICIES - Share based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total stock-based compensation expenses	$ 5,292	$ 3,287	$ 2,307
Cost of Sales [Member]
Total stock-based compensation expenses	183	186	84
Research and Development Expense [Member]
Total stock-based compensation expenses	937	651	383
Selling and Marketing Expense [Member]
Total stock-based compensation expenses	2,171	1,238	1,024
General and Administrative Expense [Member]
Total stock-based compensation expenses	$ 2,001	$ 1,212	$ 816